Changes to Consolidated Statements of Operations and Retained Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2011	Sep. 30, 2011	Dec. 31, 2011
As Reported in Prior Period [Member]
Statements of Operations
Net sales	$ 202,616	$ 250,012	$ 244,015
Cost of goods sold	122,515	154,254	149,115
Gross profit	80,102	95,758	94,900
Selling, general, and administrative expenses	47,791	48,840	58,359
Technical, product engineering, and research expenses	14,925	13,685	15,367
Restructuring and other, net	4,861	2,705	2,092
Pension settlement expense
Operating income	12,525	30,528	19,082
Interest expense, net	4,182	4,377	4,786
Other (income)/expense, net	(2,163)	374	55
Income before income taxes	10,506	25,777	14,241
Income tax expense/(benefit)	19,118	9,032	5,359
Income from continuing operations before earnings of associated companies	(8,612)	16,745	8,882
Equity in (earnings)/losses from associated companies	(9)	71	120
Income from continuing operations	(8,603)	16,674	8,762
Income from operations of discontinued business	5,565
Gain on sale of discontinued business
Income tax expense on discontinued operations	4,193
Income from discontinued operations	1,372
Net income	(7,231)	16,674	8,762
Earnings per share - Basic
(Loss)/income from continuing operations	$ (0.28)	$ 0.53	$ 0.28
Discontinued operations	$ 0.05	$ 0.00	$ 0.00
Net (loss)/income	$ (0.23)	$ 0.53	$ 0.28
Earnings per share - Diluted
(Loss)/income from continuing operations	$ (0.28)	$ 0.53	$ 0.28
Discontinued operations	$ 0.05	$ 0.00	$ 0.00
Net (loss)/income	$ (0.23)	$ 0.53	$ 0.28
Shares used in computing earnings per share:
Basic	31,283	31,278	31,263
Diluted	31,283	31,462	31,489
Reclassify ADS to Discontinued Operations [Member]
Statements of Operations
Net sales		(43,276)	(45,393)
Cost of goods sold		(28,806)	(29,219)
Gross profit		(14,470)	(16,174)
Selling, general, and administrative expenses		(11,413)	(11,519)
Technical, product engineering, and research expenses		(748)	(817)
Restructuring and other, net		(14)	(361)
Pension settlement expense
Operating income		(2,565)	(3,477)
Interest expense, net
Other (income)/expense, net		(323)	(49)
Income before income taxes		(2,242)	(3,428)
Income tax expense/(benefit)		(679)	(1,039)
Income from continuing operations before earnings of associated companies		(1,563)	(2,389)
Equity in (earnings)/losses from associated companies		(131)	(119)
Income from continuing operations		(1,432)	(2,270)
Income from operations of discontinued business		2,111	3,309
Gain on sale of discontinued business
Income tax expense on discontinued operations		679	1,039
Income from discontinued operations		1,432	2,270
Net income
Earnings per share - Basic
(Loss)/income from continuing operations
Discontinued operations
Net (loss)/income
Earnings per share - Diluted
(Loss)/income from continuing operations
Discontinued operations
Net (loss)/income
Shares used in computing earnings per share:
Basic
Diluted
Reclassify Primaloft to Discontinued Operations[Member]
Statements of Operations
Net sales	(5,216)	(6,484)	(8,941)
Cost of goods sold	(2,091)	(3,258)	(4,155)
Gross profit	(3,126)	(3,226)	(4,786)
Selling, general, and administrative expenses	(713)	(1,750)	(1,437)
Technical, product engineering, and research expenses	(184)	(271)	(224)
Restructuring and other, net
Pension settlement expense
Operating income	(2,229)	(1,205)	(3,125)
Interest expense, net
Other (income)/expense, net
Income before income taxes	(2,229)	(1,205)	(3,125)
Income tax expense/(benefit)	(840)	(455)	(1,181)
Income from continuing operations before earnings of associated companies	(1,389)	(750)	(1,944)
Equity in (earnings)/losses from associated companies
Income from continuing operations	(1,389)	(750)	(1,944)
Income from operations of discontinued business	2,229	1,205	3,125
Gain on sale of discontinued business
Income tax expense on discontinued operations	840	455	1,181
Income from discontinued operations	(1,389)	750	1,944
Net income
Earnings per share - Basic
(Loss)/income from continuing operations
Discontinued operations
Net (loss)/income
Earnings per share - Diluted
(Loss)/income from continuing operations
Discontinued operations
Net (loss)/income
Shares used in computing earnings per share:
Basic
Diluted
Other reclassifications [Member]
Statements of Operations
Net sales
Cost of goods sold
Gross profit
Selling, general, and administrative expenses
Technical, product engineering, and research expenses
Restructuring and other, net
Pension settlement expense
Operating income
Interest expense, net
Other (income)/expense, net	(9)	(60)	1
Income before income taxes	9	60	(1)
Income tax expense/(benefit)
Income from continuing operations before earnings of associated companies	9	60	(1)
Equity in (earnings)/losses from associated companies	9	60	(1)
Income from continuing operations
Income from operations of discontinued business
Gain on sale of discontinued business
Income tax expense on discontinued operations
Income from discontinued operations
Net income
Earnings per share - Basic
(Loss)/income from continuing operations
Discontinued operations
Net (loss)/income
Earnings per share - Diluted
(Loss)/income from continuing operations
Discontinued operations
Net (loss)/income
Shares used in computing earnings per share:
Basic
Diluted
As Adjusted [Member]
Statements of Operations
Net sales	197,400	200,252	189,681	389,635	589,887	787,287
Cost of goods sold	120,424	122,190	115,741	230,507	352,697	473,121
Gross profit	76,976	78,062	73,940	159,128	237,190	314,166
Selling, general, and administrative expenses	47,078	35,947	45,403	91,370	127,317	174,395
Technical, product engineering, and research expenses	14,741	12,666	14,326	28,439	41,105	55,846
Restructuring and other, net	4,861	2,691	1,731	1,765	4,456	9,317
Pension settlement expense
Operating income	10,295	26,758	12,480	37,554	64,312	74,608
Interest expense, net	4,182	4,377	4,786	9,562	13,939	18,121
Other (income)/expense, net	(2,172)	(9)	7	4,820	4,811	2,639
Income before income taxes	8,286	22,390	7,687	23,172	45,562	53,848
Income tax expense/(benefit)	18,278	7,897	3,139	6,406	14,303	32,582
Income from continuing operations before earnings of associated companies	(9,992)	14,493	4,548	16,766	31,259	21,266
Equity in (earnings)/losses from associated companies
Income from continuing operations	(9,992)	14,493	4,548	16,766	31,259	21,266
Income from operations of discontinued business	7,794	3,316	6,434	12,991	16,307	24,101
Gain on sale of discontinued business
Income tax expense on discontinued operations	5,033	1,135	2,220	4,262	5,397	10,429
Income from discontinued operations	2,761	2,181	4,214	8,729	10,910	13,672
Net income	$ (7,231)	$ 16,674	$ 8,762	$ 25,495	$ 42,169	$ 34,938
Earnings per share - Basic
(Loss)/income from continuing operations	$ (0.32)	$ 0.46	$ 0.15	$ 0.54	$ 1.00	$ 0.68
Discontinued operations	$ 0.09	$ 0.07	$ 0.13	$ 0.28	$ 0.35	$ 0.44
Net (loss)/income	$ (0.23)	$ 0.53	$ 0.28	$ 0.82	$ 1.35	$ 1.12
Earnings per share - Diluted
(Loss)/income from continuing operations	$ (0.32)	$ 0.46	$ 0.14	$ 0.53	$ 0.99	$ 0.67
Discontinued operations	$ 0.09	$ 0.07	$ 0.14	$ 0.28	$ 0.35	$ 0.44
Net (loss)/income	$ (0.23)	$ 0.53	$ 0.28	$ 0.81	$ 1.34	$ 1.11
Shares used in computing earnings per share:
Basic	31,283	31,278	31,263	31,243	31,255	31,262
Diluted	31,283	31,462	31,489	31,455	31,476	31,510